Segment Information - Summary of Geographic Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of geographical areas [line items]
Non-current assets	¥ 5,986,120	$ 834,443	¥ 6,044,759
PRC [member]
Disclosure of geographical areas [line items]
Non-current assets	5,881,698	819,886	5,957,205
Other countries [member]
Disclosure of geographical areas [line items]
Non-current assets	¥ 104,422	$ 14,557	¥ 87,554